Federated Hermes Emerging Market Debt Fund Expense Example - Federated Hermes Emerging Market Debt Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 768
Expense Example, with Redemption, 3 Years	1,420
Expense Example, with Redemption, 5 Years	2,094
Expense Example, with Redemption, 10 Years	3,883
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	499
Expense Example, with Redemption, 3 Years	1,210
Expense Example, with Redemption, 5 Years	2,037
Expense Example, with Redemption, 10 Years	4,038
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,552
Expense Example, with Redemption, 10 Years	$ 3,271